Expense Example, No Redemption - Prudential Day One 2065 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	6,696	7,281	7,338	92	6,725	7,772	7,967	77	6,689	7,300	7,362	66	6,687	7,305	7,368	56	6,689	7,328	7,396	41	5,370	7,948	9,972